Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 57	$ 299
Unrecognized deferred tax liabilities	836	858
Deferred income taxes	$ (620)	898
Antamina
Disclosure of Income Taxes [line items]
Proportion of ownership interest in joint operation	22.50%
Chilean Mining Royalty Reform
Disclosure of Income Taxes [line items]
Deferred income taxes	$ 106
Canada | Net Operating Loss
Disclosure of Income Taxes [line items]
Unused tax losses	282	166
Chile | Net Operating Loss
Disclosure of Income Taxes [line items]
Unused tax losses	$ 1,890	1,220
Quintette
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets		$ 248